Average Annual Total Returns - AST Large-Cap Core Portfolio	No Share Class 1 Year	No Share Class 5 Years	No Share Class Since Inception	No Share Class InceptionDate	S&P 500 Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500 Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500 Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	11.15%	11.70%	12.10%	Apr. 29, 2013	18.40%	15.21%	14.09%	[1]

[1]	Since Inception returns for the Index are measured from the month-end closest to the inception date.